Financial instruments - Summary of Provision Matrix (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Expected credit loss provision
Financial instruments
Financial assets	$ 1,566	$ 2,281
Trade receivables | Gross carrying amount
Financial instruments
Financial assets	17,626	18,326
Trade receivables | Expected credit loss provision
Financial instruments
Financial assets	$ 1,566	$ 2,281	$ 1,096
0-30 days
Financial instruments
Default rates	0.64%	2.02%
0-30 days | Expected credit loss provision
Financial instruments
Financial assets	$ 75	$ 259
0-30 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 11,759	$ 12,809
31-90 days
Financial instruments
Default rates	8.33%	7.79%
31-90 days | Expected credit loss provision
Financial instruments
Financial assets	$ 276	$ 198
31-90 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 3,313	$ 2,541
Greater than 90 days
Financial instruments
Default rates	47.57%	61.29%
Greater than 90 days | Expected credit loss provision
Financial instruments
Financial assets	$ 1,215	$ 1,824
Greater than 90 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 2,554	$ 2,976